Components of Income before Income Tax Expense for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic	$ 11	$ 3,111
Foreign	11,115	5,764
Total	$ 11,126	$ 8,875